SEGMENT AND GEOGRAPHICAL CONCENTRATION	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL CONCENTRATION
SEGMENT AND GEOGRAPHICAL CONCENTRATION
Operating segments are defined as components of an enterprise for which separate discrete financial information is available and evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company globally manages the business within one reporting segment. Segment information is consistent with how management reviews the business, makes investing and resource allocation decisions and assesses operating performance. Products are sold principally in the United States. International revenue represented 29.1% of total revenue for the nine months ended September 30, 2014; however, revenue earned in any individual foreign country is below 10% of the Company’s consolidated revenue.
The following table represents total revenue by geographic area, based on the location of the customer:

	Nine Months Ended September 30,
	2013	2014
United States	$83,091	$97,371
International	31,884	39,992
Total	$114,975	$137,363

The Company classifies sales within the United States into three categories: complex spine pathologies, minimally invasive procedures and degenerative and other conditions. A significant portion of the Company’s international revenue is derived from the Company’s distributor partners who do not report their product usage by procedure category to the Company. These sales transactions are settled when the Company ships the product to the agent. This prevents the Company from providing a specific breakdown of our international sales among our procedure categories.

The following table represents domestic revenue by procedure category. To further align its procedure categorizations, beginning in the second quarter of 2014, the Company began to report MIS sales attributable to complex spine procedures, which were historically reported in the minimally invasive category, within the complex spine category.  Accordingly the complex spine category presented below includes MIS sales attributable to complex spine procedures of $4,114 and $3,865 for the nine months ended September 30, 2013 and 2014, respectively, which was historically reported in the minimally invasive category.

	Nine Months Ended September 30,
	2013	2014
Complex spine	$35,111	$40,375
Minimally invasive	13,945	15,138
Degenerative	34,035	41,858
	83,091	97,371
International	31,884	39,992
Total	$114,975	$137,363

SEGMENT AND GEOGRAPHICAL CONCENTRATION
Operating segments are defined as components of an enterprise for which separate discrete financial information is available and evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company globally manages the business within one reporting segment. Segment information is consistent with how management reviews the business, makes investing and resource allocation decisions and assesses operating performance. Products are sold principally in the United States. International revenue represented 29% of total revenue for the year ended December 31, 2013; however, revenue earned in any individual foreign country is below 10% of the Company’s consolidated revenue.
The following table represents total revenue by geographic area, based on the location of the customer:

	Year Ended December 31,
	2011	2012	2013
United States	$88,820	$99,845	$111,772
International	29,185	35,300	45,812
Total	$118,005	$135,145	$157,584

The Company classifies sales within the United States into three categories: complex spine pathologies, minimally invasive procedures and degenerative and other conditions. A significant portion of the Company’s international revenue is derived from the Company’s distributor partners who do not report their product usage by procedure category to the Company. These sales transactions are settled when the Company ships the product to the agent. This prevents the Company from providing a specific breakdown of our international sales among our procedure categories.
The following table represents revenue by product category.

	Year Ended December 31,
	2011	2012	2013
Complex spine	$36,198	$37,792	$40,505
Minimally invasive	16,420	21,671	24,340
Degenerative	36,202	40,382	46,927
	88,820	99,845	111,772
International	29,185	35,300	45,812
Total	$118,005	$135,145	$157,584

The following table represents long-lived assets (1) by geographic area:

	December 31,
	2012	2013
United States	$10,040	$15,454
International	1,638	2,795
Total	$11,678	$18,249

(1)	Long-lived assets includes property and equipment and surgical instruments included in other assets.